LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments
SCHEDULE OF LONG-TERM INVESTMENTS

	For the year ended December 31,
	2023	2024
	RMB	RMB
Equity method investments
Shanghai Keshen Information Technology Co., Ltd.	13,165	13,168
Beijing Lingshang Chunding Technology Co., Ltd.	-	-
Total equity method investments	13,165	13,168

Other equity investments
Shanghai Yuhuan Information System Co.Ltd.	18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	11,000	11,000
Xinyu Hongling Investment Management Center (limited Partnership)	11,100	11,100
Total other equity investments	40,884	40,884
Total long-term investments	54,049	54,052